UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd.; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:  4/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

The Currency Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2010
Shares	Security	Fair Value
	EXCHANGE TRADED FUNDS - 64.44%
	CURRENCY FUND - 48.47%
18,800	CurrencyShares Australian Dollar Trust	$ 1,745,016
4,100	CurrencyShares British Pound Sterling Trust	624,799
9,000	CurrencyShares Canadian Dollar Trust	882,000
12,500	CurrencyShares Mexican Peso Trust	1,017,625
13,500	CurrencyShares Russian Ruble Trust	462,105
16,000	PowerShares DB US Dollar Index Bullish Fund	383,200
37,400	WisdomTree Dreyfus Brazilian Real Fund	1,016,158
61,883	WisdomTree Dreyfus Chinese Yuan Fund	1,559,451
67,200	WisdomTree Dreyfus Emerging Currency Fund	1,501,248
40,800	WisdomTree Dreyfus Indian Rupee Fund	1,079,568
58,215	WisdomTree New Zealand Dollar Fund	1,337,781
18,000	WisdomTree South African Rand Fund	515,520
		12,124,471
	COMMODITY FUND - 10.07%
59,900	PowerShares DB Gold Fund	2,519,394

	DEBT FUND - 5.90%
208	Claymore/Dorchester - The Capital Markets Bond Fund	10,618
7,200	iShares JPMorgan USD Emerging Markets Bond Fund	750,960
27,200	PowerShares Emerging Markets Sovereign Debt Fund	715,360
		1,476,938

	TOTAL EXCHANGE TRADED FUNDS	16,120,803
	( Cost - $15,860,299)

	CLOSED-END FUNDS - 1.69%
32,000	Western Asset Worldwide Income Fund	421,760
	TOTAL CLOSED END FUNDS	421,760
	( Cost - $404,238)

	OPEN END FUNDS - 24.10%
49,639	Direxion Monthly Dollar Bull 2x Fund	1,481,724
87,471	Rising U.S. Dollar ProFund	2,464,924
126,112	Rydex Strengthening Dollar 2x Strategy Fund	2,083,378
	TOTAL OPEN END FUNDS	6,030,026
	( Cost - $6,004,967)

	SHORT-TERM INVESTMENTS - 7.24%
1,810,428	Goldman Sachs Financial Square Funds Government Fund, 0.01% +	1,810,428
	TOTAL SHORT-TERM INVESTMENTS	1,810,428
	( Cost - $1,810,428)

	TOTAL INVESTMENTS - 97.47%
	( Cost - $24,079,932) (a)	24,383,017
	OTHER ASSETS LESS LIABILITIES - 2.53%	631,929
	NET ASSETS - 100.00%	$ 25,014,946
+ Money market fund; interest rate reflects the seven-day effective yield on April 30, 2010.

The Currency Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2010
Shares	Security	Fair Value

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
At April 30, 2010, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:

Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		323,853
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		(20,768)
Net unrealized appreciation		$ 303,085

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 22,150,829	$ -	$ -	$ 22,150,829
Closed-End Funds	421,760	-		421,760
Short-Term Investments	1,810,428	-	-	1,810,428
Total	$ 24,383,017	$ -	$ -	$ 24,383,017

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/21/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/21/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/21/10